Business Combinations (Narrative) (Details) - Jun. 20, 2014 - CJOL [Member] ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Business Acquisition [Line Items]
Total consideration	$ 15,720	¥ 96,804
Acquired assets and liabilities as well as the non-controlling interests of CJOL at their historical carrying amounts		¥ 75,753